Summary of Significant Accounting Policies (Details)	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Estimated life	10 years			10 years
Impairment charge
Sales reserve returns
Unearned franchise fee amount	194,753	325,924
Advertising costs	24,124	1,392
Research and development expenses	$ 238,184	36,714	$ 30,881
Tax rate	3.00%
Exempt tax monthly sales (in Yuan Renminbi) | ¥				¥ 100,000
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%
Commitments or contingencies
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief operating decision maker
Number of business segments	2
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%